Property, Plant, and Equipment - Reconciliation of the changes in the carrying amount of PP&E (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	CAD 6,824	CAD 7,173
Property, plant and equipment, end of the period	6,578	6,824
Current spare parts			CAD 13
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	12,773	12,854
Additions	338	358
Disposals	(19)	(9)
Reclassification to held for sale (Note 4)		(67)
Impairment reversals		(1)
Retirement of assets	(119)	(122)
Change in foreign exchange rates	(119)	(85)
Transfers(2)	(26)	(205)
Property, plant and equipment, end of the period	12,973	12,773
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(5,949)	(5,681)
Disposals	(12)	(2)
Reclassification to held for sale (Note 4)	(6)
Retirement of assets	(90)	(101)
Change in foreign exchange rates	(76)	(39)
Transfers(2)	(11)	(191)
Depreciation	635	607
Property, plant and equipment, end of the period	(6,395)	(5,949)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	95
Property, plant and equipment, end of the period	95	95
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	95
Additions	0	2
Disposals	0	(1)
Reclassification to held for sale (Note 4)		0
Impairment reversals		0
Retirement of assets	0	0
Change in foreign exchange rates	(1)	(1)
Transfers(2)	1	0
Property, plant and equipment, end of the period	95	95
Land | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Reclassification to held for sale (Note 4)	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers(2)	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,664	2,811
Property, plant and equipment, end of the period	2,457	2,664
Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	5,876	6,091
Additions	0	0
Disposals	0	0
Reclassification to held for sale (Note 4)		0
Impairment reversals		0
Retirement of assets	(84)	(96)
Change in foreign exchange rates	(87)	(38)
Transfers(2)	121	(95)
Property, plant and equipment, end of the period	5,888	5,876
Coal generation | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(3,212)	(3,280)
Disposals	0	0
Reclassification to held for sale (Note 4)	0
Retirement of assets	(62)	(85)
Change in foreign exchange rates	(67)	(28)
Transfers(2)	(3)	(239)
Depreciation	351	284
Property, plant and equipment, end of the period	(3,431)	(3,212)
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	498	611
Property, plant and equipment, end of the period	910	498
Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,525	1,484
Additions	0	0
Disposals	(16)	(3)
Reclassification to held for sale (Note 4)		0
Impairment reversals		0
Retirement of assets	(3)	(3)
Change in foreign exchange rates	3	(16)
Transfers(2)	461	51
Property, plant and equipment, end of the period	1,982	1,525
Gas generation | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,027)	(873)
Disposals	(11)	(1)
Reclassification to held for sale (Note 4)	0
Retirement of assets	(2)	(4)
Change in foreign exchange rates	(1)	(10)
Transfers(2)	(8)	51
Depreciation	67	118
Property, plant and equipment, end of the period	(1,072)	(1,027)
Renewable generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,290	2,455
Property, plant and equipment, end of the period	2,191	2,290
Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,212	3,265
Additions	0	1
Disposals	(1)	(1)
Reclassification to held for sale (Note 4)		67
Impairment reversals		0
Retirement of assets	(4)	(14)
Change in foreign exchange rates	(23)	(10)
Transfers(2)	29	62
Property, plant and equipment, end of the period	3,228	3,212
Renewable generation | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(922)	(810)
Disposals	(1)	0
Reclassification to held for sale (Note 4)	(6)
Retirement of assets	(3)	(7)
Change in foreign exchange rates	(4)	0
Transfers(2)	0	(2)
Depreciation	123	127
Property, plant and equipment, end of the period	(1,037)	(922)
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	606	604
Property, plant and equipment, end of the period	602	606
Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,265	1,208
Additions	0	0
Disposals	(1)	(1)
Reclassification to held for sale (Note 4)		0
Impairment reversals		0
Retirement of assets	(22)	(6)
Change in foreign exchange rates	(7)	(3)
Transfers(2)	24	24
Property, plant and equipment, end of the period	1,315	1,265
Mining property and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(659)	(604)
Disposals	0	(1)
Reclassification to held for sale (Note 4)	0
Retirement of assets	(18)	(2)
Change in foreign exchange rates	(4)	(1)
Transfers(2)	0	0
Depreciation	76	59
Property, plant and equipment, end of the period	(713)	(659)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	407	351
Property, plant and equipment, end of the period	95	407
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	407	351
Additions	334	353
Disposals	0	0
Reclassification to held for sale (Note 4)		0
Impairment reversals		0
Retirement of assets	0	0
Change in foreign exchange rates	(2)	(13)
Transfers(2)	(644)	(284)
Property, plant and equipment, end of the period	95	407
Assets under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Reclassification to held for sale (Note 4)	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers(2)	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	264	246
Property, plant and equipment, end of the period	228	264
Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	393	360
Additions	4	2
Disposals	(1)	(3)
Reclassification to held for sale (Note 4)		0
Impairment reversals		(1)
Retirement of assets	(6)	(3)
Change in foreign exchange rates	(2)	(4)
Transfers(2)	(18)	37
Property, plant and equipment, end of the period	370	393
Capital spares and other | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(129)	(114)
Disposals	0	0
Reclassification to held for sale (Note 4)	0
Retirement of assets	(5)	(3)
Change in foreign exchange rates	0	0
Transfers(2)	0	(1)
Depreciation	18	19
Property, plant and equipment, end of the period	(142)	(129)
Gas equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers(2)		14
Decommissioning and restoration | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	151	71
Decommissioning and restoration | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	82	14
Decommissioning and restoration | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	12	12
Decommissioning and restoration | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	15	4
Decommissioning and restoration | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	42	36
Decommissioning and restoration | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	5
Poplar Creek | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(28)
Poplar Creek | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(28)
Poplar Creek | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Wintering Hills | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(20)
Wintering Hills | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(20)
Wintering Hills | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Finance Lease | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	14
Finance Lease | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	14
Finance Lease | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	CAD 0
Finance lease receivables | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		7
Finance lease receivables | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		7
Finance lease receivables | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		CAD 0